Earnings per unit and cash distributions (Tables)	9 Months Ended
Sep. 30, 2017
Earnings Per Unit [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The calculations of basic and diluted earnings per unit are presented below:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of U.S. dollars, except per unit numbers)	2017	2016	2017	2016
Partners’ interest in net income	$2,508	13,425	25,353	$16,445
Less: Dividends paid or to be paid (1)	(14,441)	(10,971)	(43,319)	(32,910)
Under (over) distributed earnings	(11,933)	2,454	(17,966)	(16,465)
Under (over) distributed earnings attributable to:
Common units public	(6,397)	1,030	(9,632)	(6,912)
Common units Höegh LNG	(767)	197	(1,155)	(1,324)
Subordinated units Höegh LNG	(4,769)	1,227	(7,179)	(8,229)
	(11,933)	2,454	(17,966)	(16,465)
Basic weighted average units outstanding (in thousands)
Common units public	17,649	11,051	17,644	11,044
Common units Höegh LNG	2,116	2,116	2,116	2,116
Subordinated units Höegh LNG	13,156	13,156	13,156	13,156
Diluted weighted average units outstanding (in thousands)
Common units public	17,661	11,054	17,654	11,048
Common units Höegh LNG	2,116	2,116	2,116	2,116
Subordinated units Höegh LNG	13,156	13,156	13,156	13,156

Basic and diluted earnings per unit (2):
Common unit public	$0.07	$0.51	$0.74	$0.61
Common unit Höegh LNG (3)	$0.09	$0.51	$0.80	$0.63
Subordinated unit Höegh LNG (3)	$0.09	$0.51	$0.80	$0.63

(1)
Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based on the number of units outstanding at the period end.

(2)
Effective June 3, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of December 31, 2017, 2018 and 2019, respectively. The phantom units impact the diluted weighted average units outstanding, however, the increase in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basic and diluted earnings per unit are the same.

(3)
Includes total amounts attributable to incentive distributions rights of $285,234 and $855,618 for the three and nine months ended September 30, 2017, respectively, of which $39,521 and $118,552 were attributed to common units owned by Höegh LNG and $245,713 and $737,066 were attributed to subordinated units owned by Höegh LNG. For the three and nine months ended September 30, 2016, includes total amounts attributable to incentive distributions rights of $113,227 and $339,634, respectively, of which $15,688 and $47,059 were attributed to common units owned by Höegh LNG and $97,538 and $292,575 were attributed to subordinated units owned by Höegh LNG.